Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 2,549,951	$ 1,034,103
Accounts receivable, net		91,689	108,999
Inventories, net		119,260	103,914
Other current assets		2,694,904	377,291
Amount due from related parties		152,875	159,424
Total current assets		5,608,679	1,783,731
Non-current assets
Property and equipment, net		57,551	138,421
Intangible assets, net		5,542,170	2,360,937
Operating leases right-of-use assets		156,830	164,861
Total non-current assets		5,756,551	2,664,219
TOTAL ASSETS		11,365,230	4,447,950
Current liabilities
Accounts payable		765,145	870,849
Accruals and other payables		458,661	563,530
Operating lease liabilities, current		94,193	168,948
Total current liabilities		1,413,097	1,690,311
Non-current liabilities
Operating lease liabilities		63,206
Total non-current liabilities		63,206	140,862
TOTAL LIABILITIES		1,476,303	1,831,173
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		40,781,591	30,164,959
Accumulated deficit		(31,326,979)	(28,139,599)
Accumulated other comprehensive income		432,985	591,250
Total shareholders’ equity		9,888,927	2,616,777
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		11,365,230	4,447,950
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	1,036	120
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	294	47
Common Class C [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Officer [Member]
Current liabilities
Amount due to officers and related parties		7,721	798
Non-current liabilities
Amount due to officers			140,862
Related Party [Member]
Current liabilities
Amount due to officers and related parties		$ 87,377	$ 86,186

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 23, 2025 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on September 25, 2025). Retroactively restated to give effect to a share consolidation at a ratio of 1:6 ordinary shares effective on June 22, 2026 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on June 29, 2026).